SCOPE OF CONSOLIDATION - Summary of Divestments (Details) - USD ($) $ in Millions			12 Months Ended
	Dec. 07, 2023	Apr. 14, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents			$ 6,400	$ 7,686	$ 9,300	$ 4,215
Intangible assets			848	1,194
Property, plant and equipment			33,311	33,656
Other assets			1,578	1,859
Total assets			89,385	93,917
Current liabilities			21,825	21,769
Non-current liabilities			16,274	16,080
Total liabilities			38,099	37,849
ArcelorMittal retained interest 62%			11,420	10,078
Gain (loss) on disposal/derecognition			$ 0	$ (1,469)	0
Acciaierie d'Italia Holding
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents					179
Current liabilities					2,754
Non-current liabilities					908
Total net assets					$ 1,661
Proportion of ownership interest in joint venture (in percent)		62.00%			62.00%
Disposal group, disposed of by sale, not discontinued operations | ArcelorMittal Temirtau
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents	$ 24
Other current assets	645
Intangible assets	0
Property, plant and equipment	972
Other assets	9
Total assets	1,650
Current liabilities	882
Non-current liabilities	490
Total liabilities	1,372
Total net assets	$ 278
% of net assets sold (in percent)	100.00%
Total net assets disposed of	$ 278
ArcelorMittal retained interest 62%	0
Goodwill allocation	(194)
Consideration	278
Reclassification of foreign exchange and other	(1,469)
Gain (loss) on disposal/derecognition	$ (1,663)